STOCKPILES AND ORE ON LEACH PADS - Write-downs (Details) - Stockpiles and ore on leach pads - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Yanacocha
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	$ 49	$ 25	$ 24
CC&V
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	45	21
Nevada Gold Mines
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	71	18	40
Akyem
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	28
Merian Mine
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	4
Ahafo
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	12
Costs applicable to sales
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	156	45	42
Depreciation and amortization
Stockpiles And Ore On Leach Pads
Write-downs of inventory and stockpiles and ore on leach pads	$ 53	$ 19	$ 22